Income Taxes - Schedule of Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes		$ 539,058	$ 669,635
Canadian federal and provincial income tax rates		27.00%	27.00%
Income tax expense (recovery) based on above rates		$ 145,546	$ 180,781
Non-deductible portion of capital losses (non-taxable portion of capital gains)		0	(1,052)
Non-deductible stock based compensation and other		1,656	1,529
Differences in tax rates in foreign jurisdictions	[1]	(147,991)	(142,869)
Current period unrecognized temporary differences		844	2,787
Write down (reversal of write down) or recognition of prior period temporary differences		1,359	(40,667)
Total income tax expense (recovery) recognized in net earnings		$ 1,414	$ 509

[1]	During the year ended December 31, 2023, the Company’s subsidiaries generated net earnings of $551 million, as compared to $532 million during the comparable period of the prior year.